Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions
Related Party Transactions

Note 26. Related Party Transactions

In the normal course of operations, the Group enters into transactions with related parties, which include affiliates in which the Group has a significant equity interest (10% or more) or has the ability to influence their operating and financing policies through significant shareholding, representation on the board of directors, corporate charter and/or bylaws. The related parties also include, among other things, the Company's directors, Chairman, President, Chief Executive Officer and Chief Financial Officer. This section does not include disclosure, if any, respecting open market transactions, whereby a related party acts as an investor of the Company’s securities or the bonds of Merkanti Holding plc.:

The Group had the following transactions with its related parties

Years ended December 31:	2019	2018	2017
Fee income	$10	$—	$—
Interest income	31	—	—
Dividends received	—	168	—
Royalty expenses	(210)	—	—
Credit losses on corporate guarantees	(3,134)	—	—
ECL allowance under IFRS 9	(16)	—	—
Reimbursements of expenses, primarily including employee benefits and lease and office expenses	(811)	—	—

From time to time the Group has entered into arrangements with a company owned by the Group's Chairman to assist the Group to comply with various local regulations and requirements, including the newly introduced economic substance legislation for offshore jurisdictions, as well as fiscal efficiency. These arrangements are utilized to aid in the divestment of financially or otherwise distressed or insolvent assets or businesses that are determined to be unsuitable for the Group's ongoing operations. These arrangements are implemented at cost and no economic benefit is received by, or accrued, by the Group's Chairman or the company controlled by him. Pursuant to this arrangement, as at December 31, 2019, the Group held: (i) an indemnification asset of $6,362 (see Note 9) relating to a secured indemnity provided by such company to a subsidiary of the Group to comply with local regulations and requirements, in an amount equal to the amount advanced to it, for certain short-term intercompany balances involving certain of the Group’s subsidiaries and another subsidiary that was put into dissolution by the Group in 2019; and (ii) a loan to such company of $828 (see Note 9), bearing interest at 6.3%, which was made in the year ended December 31, 2019 in order to facilitate the acquisition of securities for the Group's benefit.

In addition, pursuant to this arrangement, during the year ended December 31, 2019, the Group: (i) reimbursed such company $811 (as set forth in the table above) at cost for expenses, primarily consisting of employee benefits and lease and office expenses; and (ii) sold a non-core metals processing business to a company controlled by its Chairman for nominal consideration (€ 1.00), which represented the arm's length transaction price.  This metals processing business operated out of a leased property with leased equipment.  Over the past fifteen years, the landlord of the land and equipment refused to incur any capital expenditures or to make any necessary improvement to the facility.  Without these necessary capital upgrades and improvements, the subsidiary’s maintenance costs increased and productivity decreased such that it could no longer be operated on a profitable or sustainable basis.  After reporting a net loss in the year ended December 31, 2018, it continued to report losses in the year ended December 31, 2019, which resulted in the subsidiary having negative net equity on a consolidated basis.  As a result, the transaction did not result in the transfer of any net economic benefit to the company controlled by the Group's Chairman and the sale for nominal consideration resulted in the recognition of a non-cash accounting gain of $906 in the year ended December 31, 2019.  Subsequent to the sale, this former subsidiary entered into an insolvency administration process in Germany. The Group recognized credit losses of $3,134 on corporate guarantees issued to certain trading partners of this former subsidiary prior to its disposition.

As set forth in the table above, the Group had royalty expenses of $210 in the year ended December 31, 2019 that were paid to a company in which it holds a minority interest and that is a subsidiary of the operator of the underlying mine.

During the year ended December 31, 2019, the Group's Chairman was a subscriber in the issuance of public bonds by Merkanti Holding plc in the amount of $462  (€316), being approximately 1.25% of the total offering and total bonds outstanding as at December 31, 2019.

In January 2017, in connection with its previously announced strategy to re-allocate capital and resources and exit certain products and geographies, the Group sold the shares of a non-core Latin America focused commodities trading subsidiary to a company controlled by a former officer who resigned as the president and chief executive officer of the former holding company in March 2017 and as the director in May 2018. Under the transaction, the Group received total consideration of $14,413, including 90,000 common shares of the former holding company and the release of any further obligations to issue shares in connection with a prior share purchase agreement between the parties. See Note 29.

Key management personnel

The Group’s key management personnel comprise the members of its Board of Directors, President, Chief Executive Officer and Chief Financial Officer. The remuneration of key management personnel of the Group was as follows:

Years ended December 31:	2019		2018	2017
Short-term employee benefits	$1,451	*	$1,245	$1,777
Directors' fees	531		594	576
Share-based compensation	—		—	713
Total	$1,982		$1,839	$3,066

*    Included the net pay and expenses.

The share-based compensation for the year ended December 31, 2017 comprised $323 and $390, respectively, on the stock options granted to directors and other key management personnel (see Note 20).